NON-CONTROLLING INTEREST (Details 1) - CAD ($)	Nov. 30, 2018	Nov. 30, 2017
Assets
Current	$ 5,534,124	$ 627,160
Assets	15,577,056	1,456,836
Liabilities
Current	4,823,718	1,578,141
Liabilities	5,499,660	$ 1,704,141
Non-controlling interest	1,838,941
Non-controlling interest
Assets
Current	243,660
Non-current	3,776,093
Assets	4,019,753
Liabilities
Current	243,630
Non-current	23,184
Liabilities	266,814
Net assets	3,752,939
Non-controlling interest	$ 1,838,941